Consolidated condensed cash flows statements - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Consolidated condensed cash flows statements [Abstract]
Profit for the period	$ 30,791	$ 10,798
Financial expense and non-monetary adjustments	353,058	384,905
Profit for the period adjusted by non-monetary items	383,849	395,703
Changes in working capital	(106,334)	(2,316)
Net interest and income tax paid	(138,845)	(129,251)
Net cash provided by operating activities	138,670	264,136
Acquisitions of subsidiaries and investments in entities under the equity method	(15,194)	(41,972)
Investments in operating concessional assets	(19,671)	(10,288)
Investments in assets under development or construction	(13,761)	(22,076)
Distributions from entities under the equity method	15,464	43,791
Net (investment)/divestment in other non-current financial assets	16,835	(186)
Net cash used in investing activities	(16,327)	(30,731)
Proceeds from project debt	214,343	0
Proceeds from corporate debt	73,135	59,125
Repayment of project debt	(362,530)	(156,310)
Repayment of corporate debt	(50,345)	(40,405)
Dividends paid to Company's shareholders	(103,376)	(99,944)
Dividends paid to non-controlling interests	(17,191)	(16,021)
Non-controlling interests capital contribution	10,476	0
Capital increase	0	86,156
Net cash used in financing activities	(235,488)	(167,399)
Net increase/(decrease) in cash and cash equivalents	(113,145)	66,006
Cash and cash equivalents at the beginning of the period	600,990	622,689
Translation differences in cash and cash equivalents	(1,001)	(20,448)
Cash and cash equivalents at the end of the period	$ 486,844	$ 668,247